DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments and Balances
The following table summarizes the derivative financial instruments utilized by First Financial and their balances:

		December 31, 2013			December 31, 2012
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Location	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Fair Value Hedges - Instruments associated with loans
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$9,836	$0	$(865)	$12,739	$0	$(1,445)
Matched interest rate swaps with borrower	Accrued interest and other assets and other liabilities	451,744	11,710	(1,767)	461,377	24,135	0
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	451,744	1,767	(11,799)	461,377	0	(24,978)
Total		$913,324	$13,477	$(14,431)	$935,493	$24,135	$(26,423)

Disclosure by Type of Financial Instrument [Table Text Block]
The following table discloses the gross and net amounts of liabilities recognized in the Consolidated Balance Sheets:

	December 31, 2013			December 31, 2012
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of liabilities presented in the Consolidated Balance Sheets	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of liabilities presented in the Consolidated Balance Sheets
Fair value hedges
Pay fixed interest rate swaps with counterparty	$865	$(663)	$202	$1,445	$(669)	$776
Matched interest rate swaps	13,566	(9,533)	4,033	24,978	(23,057)	1,921
Total	$14,431	$(10,196)	$4,235	$26,423	$(23,726)	$2,697

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2013:

				Weighted-Average Rate
(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$9,836	2.9	$(865)	2.14%	6.85%
Receive fixed, matched interest rate swaps with borrower	451,744	4.2	9,943	4.83%	2.86%
Pay fixed, matched interest rate swaps with counterparty	451,744	4.2	(10,032)	2.86%	4.83%
Total asset conversion swaps	$913,324	4.2	$(954)	3.83%	3.88%

Location and Amounts Recognized for Fair Value Hedges
The following table details the location and amounts recognized in the Consolidated Statements of Income for fair value hedges:

		Decrease to Interest Income
(Dollars in thousands)		Years Ended
Derivatives in fair value hedging relationships	Location of change in fair value	December 31,
		2013	2012	2011
Interest rate contracts
Loans	Interest income - loans	$(515)	$(706)	$(891)
Total		$(515)	$(706)	$(891)